Convertible Notes Payable	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Convertible Notes Payable

8.	Convertible Notes Payable
In the year ended December 31, 2020, the Company issued convertible notes payable to various investors for total proceeds of $1,595. The notes are unsecured, have interest accrued at a rate of 3% per annum and have a term of two years.
In March and April, 2021, the Company issued convertible notes payable to various investors for total proceeds of $415. The notes are unsecured, have interest accrued at a rate of 3% per annum and mature on
June 1, 2022.

In June 2021, the Company issued convertible note payable to various investors for total proceeds of $332. The notes are unsecured, have interest accrued at a rate of 3% per annum and mature on June 1, 2023.
In June 2021, the Company issued convertible notes payable to various investors for $1,592 with original issue discount of $176, and total proceeds of $1,416. The notes are unsecured, have interest accrued at a rate of 3% per annum and mature on June 1, 2023.
In July 2021, the Company issued convertible note for $518 with original issue discount of $68, and total proceeds of $450. The note is unsecured, has interest accrued at a rate of 3% per annum and matures on June 1, 2023. The combined original issue discount for the June and July convertible notes is $244.
The Notes issued in 2021 and 2020 have the following terms and conditions for conversion:
Auto Conversion upon Qualified Financing
Qualified Financing is defined as the closing of an equity financing undertaken by the Company before the Maturity Date, principally for capital raising purposes, in which the aggregate amount of gross proceeds (not including cancellation of the indebtedness represented by all Notes and other convertible securities that will convert) received by the Company is at least $2,000 in the aggregate.
The Notes shall be automatically canceled on the date of the initial closing of a Qualified Financing, and the outstanding Principal Amount and, at the election of the Company, all accrued but unpaid interest thereon, shall be automatically converted at a conversion price per share equal to the lesser of:
(x) a Discount Percentage of the price per share of Qualified Securities sold to the investors in a Qualified Financing of 25%,
and
(y) the quotient of (A) the Cap value divided by (B) the number of outstanding shares of the Company, on a Fully Diluted Basis, as determined immediately prior to the Qualified Financing. The Cap value is $40 million.
The conversion shall be deemed to occur immediately prior to the consummation of the Qualified Financing. In the event of a conversion of the Notes in connection with a Qualified Financing, the Company may, solely at its option, elect to convert the Notes into Shadow Preferred.
Shadow Preferred means the shares of a series of Preferred Stock issued in the Qualified Financing, having the identical rights, privileges, preferences and restrictions as the shares of Qualified Securities, other than with respect to:

(i)	the per share liquidation preference; and

(ii)	the percentage of the conversion price to determine the per share dividend rights.
Conversion Upon Change in Control
In the event of a Change in Control prior to the Maturity Date or prior to the conversion of this Note, the outstanding Principal Amount and, at the election of the Company, all accrued but unpaid interest thereon, on the date of conversion will be converted, immediately prior to the consummation of the transaction constituting a Change in Control, into that number of shares of Common Stock, as follows:
At the election of the holders,
(i) the outstanding Principal Amount and accrued interest will be converted into that number of Preferred Conversion Stock equal to the quotient obtained by dividing (x) the outstanding principal amount and all accrued interest by (y) the Preferred Conversion Price,
or

(ii) Holder shall receive an amount equal to 1.5X the principal amount outstanding. Accrued interest which is not converted into Common Stock shall be paid to Holder in cash.
Conversion at Maturity
Based on the terms and conditions of the note, the following would occur at maturity:
The outstanding Principal Amount and all accrued interest shall convert into Preferred Conversion Stock equal to the quotient obtained by dividing (x) the outstanding Principal Amount and accrued interest by (y) the Preferred Conversion Price.
The conversion features in the Notes met the accounting definition of an embedded derivative and required separate accounting. The Company value the embedded derivative on the Notes using the Monte Carlo simulation method which included significant estimates regarding the expected time to conversion, volatility, and discount rate. The estimated fair value of these derivatives was recorded as a discount to the Notes and a derivative liability. The debt discount was amortized to interest expense over the expected term of the Notes. The liability was remeasured to fair value at year end with the offsetting amount recorded in other income, expense.
On November 10, 2021, upon the conversion of the convertible notes payable to common stock, the derivative liability associated with the converted notes was marked to market fair value and reclassified to Additional Paid in Capital. The Company recorded a loss on extinguishment of debt of $1,636 upon conversion of the convertible notes payable.
Convertible notes issued, converted and outstanding are as follows:

Convertible Notes Payable
Balance at January 1, 2020	—
Issuance of convertible notes payable	1,572
Matured	—

Balance at December 31, 2020	$1,572
Issuance of convertible notes payable	2,857
Converted to common stock	(4,429)

Balance at December 31, 2021	—

Debt discount related to convertible notes are as follows:

Debt Discount
Balance at January 1, 2020	—
Debt discount recognized	690
Amortized to interest expense	(412)

Balance at December 31, 2020	$278
Debt discount recognized	1,600
Amortized to interest expense	(1,747)
Reclassified to additional paid-in capital upon conversion of convertible notes payable	(131)

Balance at December 31, 2021	—